Net fee and commission income - Schedule of Fee and Commission Income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Fee and commission income:
Current accounts	£ 310	£ 305
Credit and debit card fees	381	344
Commercial banking and treasury fees	167	72
Factoring	38	42
Other fees and commissions	174	191
Total fee and commission income	1,070	954
Fee and commission expense	(480)	(421)
Net fee and commission income	£ 590	£ 533